United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: January 31, 2014

Date of reporting period: October 31, 2013

Form N-Q is to be used by management investment companies, other than small business investments companies, registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULES OF INVESTMENTS.

AMERICAN BEACON EARNEST PARTNERS EMERGING

MARKETS EQUITY FUND

October 31, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
Brazil—14.26%
Common Stocks—(Cost $487)
Banco Bradesco S.A., ADRA B	9,048	$130
Cielo S.A.A	4,500	137
Embraer S.A.A	11,400	83
Natura Cosmeticos S.A.	3,100	62
Petroleo Brasileiro S.A., ADRA B	4,300	75

Total Common Stocks		487

Preferred Stocks—(Cost $160)
Itau Unibanco Holding S.A., ADRB	10,846	167

Total Brazil		654

Colombia—3.08%
Common Stocks—(Cost $146)
Bancolombia S.A., ADR B	2,517	141

Czech Republic—2.73%
Common Stocks—(Cost $114)
Komercni Banka A.S.	504	125

Hong Kong/China—29.96%
Common Stocks—(Cost $1,411)
Anhui Conch Cement Co., Ltd. H	30,500	107
China BlueChemical Ltd. HA	142,000	91
China Oilfield Services Ltd. H	70,000	196
China Petroleum & Chemical Corp. H	110,000	90
China Shipping Container Lines Co., Ltd.A	347,000	86
Daphne International Holdings Ltd.	74,000	40
Dongfeng Motor Group Co., Ltd. H	42,000	59
Great Wall Motor Co., HA	10,500	62
Industrial & Commercial Bank of China Ltd. H	139,000	97
Jiangxi Copper Co., Ltd. HA	73,000	140
Mindray Medical International Ltd., ADRB	2,910	109
Orient Overseas International Ltd.A	22,500	116
Weichai Power Co., Ltd. HA	45,000	181

Total Hong Kong/China		1,374

India—5.58%
Common Stocks—(Cost $235)
HDFC Bank Ltd., ADRB	2,517	91
ICICI Bank Ltd., ADRB	4,407	165

Total India		256

	Shares	Fair Value
		(000’s)
Indonesia—1.03%
Common Stocks—(Cost $48)
Indofood Sukses Makmur Tbk PT	80,500	$47

Malaysia—2.14%
Common Stocks—(Cost $101)
AMMB Holdings Bhd	42,000	98

Mexico—4.23%
Common Stocks—(Cost $202)
Controladora Commercial Mexicana, S.A.B. de C.V.	47,600	194

South Africa—6.02%
Common Stocks—(Cost $279)
African Rainbow Minerals Ltd.C	3,842	73
Anglo American Platinum Ltd.A	595	24
Impala Platinum Holdings Ltd.	5,678	69
Investec Ltd.A	15,478	110

Total South Africa		276

South Korea—12.68%
Common Stocks—(Cost $566)
CJ Corp.A	808	85
Hyundai Motor Co., Ltd.	380	107
KT Corp.	2,410	80
POSCO	380	113
Samsung Electronics Co., Ltd.	142	197

Total South Korea		582

Taiwan—2.62%
Common Stocks—(Cost $117)
Advanced Semiconductor Engineering, Inc.	122,000	120

Thailand—2.97%
Common Stocks—(Cost $144)
Kasikornbank PCL	12,200	76
PTT Global Chemical PCLA	27,300	60

Total Thailand		136

Turkey—2.14%
Common Stocks—(Cost $96)
Akbank T.A.S.	18,129	71
Turkiye Garanti Bankasi A.S.	6,630	27

Total Turkey		98

SHORT-TERM INVESTMENTS—7.18% (Cost $329)
JPMorgan U.S. Government Money Market Fund, Capital Class	329,254	329

	Shares	Fair Value
		(000’s)
TOTAL INVESTMENTS —96.62% (Cost $4,435)		$4,430
OTHER ASSETS, NET OF LIABILITIES—3.38%		155

TOTAL NET ASSETS—100.00%		$4,585

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	ADR—American Depositary Receipt.
C	REIT—Real Estate Investment Trust.

Futures Contracts Open on October 31, 2013 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets Futures	Long	6	December, 2013	$307	$(9)

				$307	$(9)

AMERICAN BEACON ACADIAN EMERGING MARKETS MANAGED VOLATILITY FUND

October 31, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
Brazil—12.89%
Common Stocks—(Cost $1,086)
Arteris S.A.	4,600	$41
BRF—Brasil Foods S.A.	4,000	94
Cia de Gas de Sao PauloA	2,000	53
Cia Providencia Industria e Comercio S.A.	1,200	5
Companhia Brasileira de Distribuição (Pao de Acucar), ADRB	2,105	106
Companhia Energetica de Minas Gerais, CEMIG S.A., ADRB	11,521	103
CPFL Energia S.A.	11,500	98
EDP—Energias do Brasil S.A.	1,800	10
Estacio Participacoes S.A.	4,500	35
Grendene S.A.	5,000	45
Kroton Educacional S.A.	6,800	100
Linx S.A.	5,100	92
Sao Martinho S.A.	1,500	21
Smiles S.A.	7,600	100
TIM Participacoes S.A.	5,500	28
Totvs S.A.A	5,400	92
Ultrapar Participacoes S.A.	4,000	107

Total Common Stocks		1,130

Preferred Stocks—(Cost $278)
AES Tiete S.A.	5,000	49
Cia de Transmissao de Energia Eletrica PaulistaA	3,400	49
Companhia Paranaense de Energia	2,000	28
Net Servicos de Comunicacao S.A.A	1,100	14
Saraiva SA Livreiros EditoresA	2,900	37
Telefonica Brasil S.A.A	4,400	97

Total Preferred Stocks		274

Total Brazil		1,404

Chile—1.58%
Common Stocks—(Cost $170)
Banco de Chile, ADRB	775	71
Compania Cervecerias Unidas S.A., ADRB	3,762	101

Total Chile		172

Colombia—0.95%
Common Stocks—(Cost $101)
Ecopetrol S.A., ADR B	2,201	104

Czech Republic—0.70%
Common Stocks—(Cost $72)
Telefonica Czech Republic A.S.	4,667	76

	Shares	Fair Value
		(000’s)
Egypt—0.50%
Common Stocks—(Cost $50)
Global Telecom Holding, GDR A C	16,216	$55

Hong Kong/China—13.45%
Common Stocks—(Cost $1,449)
Agricultural Bank of China H	211,000	102
Anhui Expressway Co., Ltd. H	50,000	28
China Construction Bank H	123,000	96
China Mobile Ltd.	10,500	111
China Petroleum & Chemical Corp. H	126,000	103
China Telecom Corp., Ltd. H	196,000	102
China Travel International Investment Hong Kong	102,000	20
China Unicom Hong Kong Ltd.	64,000	101
Dalian Port PDA Co., Ltd.A	118,000	27
Giant Interactive Group, Inc., ADRB	2,105	19
Industrial & Commercial Bank of China Ltd. H	130,000	91
Jiangsu Expressway Co., Ltd. H	86,000	108
Labixiaoxin Snacks Group Ltd.A	43,000	22
NetEase, Inc., ADRB	831	56
People’s Insurance Co., Group HA	150,000	71
PetroChina Co., Ltd. H	82,000	94
Shanghai Jin Jiang International Hotels Group Co., Ltd.A	88,000	21
Shenzhen Expressway Co., Ltd. H	90,000	38
Tencent Holdings Ltd.	1,900	103
Travelsky Technology Ltd. H	85,000	73
WuXi PharmaTech Cayman, Inc., ADRA B	1,621	47
Xinhua Winshare Publishing and Media Co., Ltd. H	57,000	33

Total Hong Kong/China		1,466

Hungary—0.62%
Common Stocks—(Cost $62)
Richter Gedeon Nyrt A	3,535	67

India—4.86%
Common Stocks—(Cost $487)
Dr. Reddys Laboratories Ltd., ADRB	2,655	105
Infosys Technologies Ltd., ADRB	2,046	109
Tata Motors Ltd., ADRB	2,962	93
Wipro Ltd., ADRB	9,652	107
WNS Holdings Ltd., ADRA B	5,128	115

Total India		529

	Shares	Fair Value
		(000’s)
Malaysia—8.49%
Common Stocks—(Cost $899)
AMMB Holdings Bhd	43,900	$103
Axiata Group Bhd	46,600	101
DiGi.Com Bhd	65,400	104
Felda Global Ventures Holdings BhdA	6,000	9
Hartalega Holdings Bhd	9,500	22
Hong Leong Bank Bhd.A	10,400	47
Kossan Rubber Industries	24,000	48
Maxis Bhd	45,900	105
Nestle Malaysia BhdA	600	13
NTPM Holdings BhdA	50,300	11
Panasonic Manufacturing Malaysia BhdA	500	4
PBA Holdings Bhd	23,200	7
Petronas Chemicals Group Bhd	47,500	107
Pharmaniaga Bhd	8,100	12
Public Bank BhdA	18,200	106
Star Publications BhdA	20,800	16
Telekom Malaysia Bhd	65,300	107
Tenaga Nasional Bhd, ADRB	239	3

Total Malaysia		925

Mexico—7.44%
Common Stocks—(Cost $795)
America Movil S.A.B. de CVA	97,148	104
Grupo Aeromexico S.A.B. de CVA	36,240	50
Grupo Aeroportuario del PacificA	1,974	10
Grupo Financiero Santander Mexico, S.A.B. de C.V., ADRB	4,028	57
Grupo Industrial Maseca S.A.B. de CVA	1,376	2
Grupo Sanborns S.A. de CVA	53,318	111
Grupo Televisa S.A., ADRB	3,534	108
Infraestructura Energetica Nova S.A.B. de CV	27,861	110
Organizacion Cultiba S.A.B. de CVA	12,353	26
Organizacion Soriana S.A.B. de CV	17,451	56
TF Administradora IndustrialA	53,422	106
Value Grupo Financiero S.A.B. de CVA	9,588	70

Total Mexico		810

Peru—0.98%
Common Stocks—(Cost $100)
Credicorp Ltd.	765	105
Edelnor S.A.	1,426	2

Total Peru		107

Philippines—2.40%
Common Stocks—(Cost $259)
Aboitiz Power Corp.A	42,200	33
China Banking Corp.A	4,800	7
Global Telecom, Inc.	2,375	96
Pepsi-Cola Products Philippines, Inc.	138,900	16
Philippine Long Distance Telephone Co.	1,465	96

	Shares	Fair Value
		(000’s)
Philweb Corp.A	54,900	$13

Total Philippines		261

Poland—4.65%
Common Stocks—(Cost $468)
Amica Wronki S.A.A	320	11
Asseco Poland S.A.	6,615	108
Enea S.A.A	5,016	24
Neuca S.A.A	134	13
PGE S.A.A	17,999	104
Polskie Gornictwo Naftowe I	14,956	28
Powszechny Zaklad Ubezpieczen S.A.	713	109
Telekomunikacja Polska S.A.	28,177	91
Zaklady Lentex S.A.A	2,609	6
Zespol Elektrowni PAK S.A.A	1,359	12

Total Poland		506

Russia—3.44%
Common Stocks—(Cost $371)
Gazprom NEFT Sponsored, ADRA B	1,671	38
Gazprom OAO, ADRB	4,246	40
Lukoil OAO., ADRB	1,546	101
Mail.ru Group Ltd., GDRA C	2,438	90
Mobile TeleSystems OJSC, ADRB	4,413	101
Sistema JSFC Reg S Spons., GDRC	193	5

Total Russia		375

South Africa—12.02%
Common Stocks—(Cost $1,215)
Aspen Pharmacare Holdings Ltd.	2,101	58
Clicks Group Ltd.	17,303	108
Datatec Ltd.A	7,891	45
EOH Holdings Ltd.A	6,237	51
FirstRand Ltd.	11,455	41
Life Healthcare Group Holdings Ltd.	13,269	54
MiX Telematics Ltd., ADRA B	679	9
Mondi Ltd.A	1,939	35
MTN Group Ltd.	5,008	99
Naspers Ltd., N Shares	1,055	99
Netcare Ltd.	40,574	101
Omnia Holdings Ltd.A	4,763	98
Sasol Ltd.	2,046	105
Spar Group Ltd.A	7,841	100
Standard Bank Group Ltd.	5,570	71
Steinhoff International Holdings Ltd.	28,557	110
Vodacom Group Proprietary Ltd.	7,848	90

Total Common Stocks		1,274

Preferred Stocks—(Cost $37)
ABSA Group Ltd.A	447	36

Total South Africa		1,310

South Korea—9.59%
Common Stocks—(Cost $1,033)
Daum Communications Corp.A	451	38
E1 Corp.A	208	15

	Shares	Fair Value
		(000’s)
E-Mart Co., Ltd.	189	$45
Eugene Investment & Securities Co., Ltd.A	3,510	7
GMB Korea Corp.A	6,170	50
Hanwha Corp.A	2,990	112
Ilshin Spinning Co., Ltd.A	96	10
Industrial Bank of Korea	7,150	82
JB Financial Group Co., Ltd.A	6,230	42
Kia Motors Corp.	1,050	61
KleanNara Co., Ltd.A	1,250	6
KT Corp.	3,160	104
Livart Furniture Co., Ltd.A	1,700	17
Lotte Chilsung Beverage Co., Ltd.	47	70
LS Networks Co., Ltd.A	2,120	10
POSCO	347	104
Sam Young Electronics Co., Ltd.A	980	9
Samchully Co., Ltd.A	612	76
Samsung Electronics Co., Ltd.	55	76
Samyang Corp.A	470	20
Shinsegae Information & Communication Co., Ltd.A	131	9
SK Telecom Co., Ltd.	381	82

Total South Korea		1,045

Taiwan—10.79%
Common Stocks—(Cost $1,123)
Ability Enterprise Co., Ltd.A	26,000	20
Advanced International Multitech Co., Ltd.A	2,000	2
Apex Biotechnology Corp.A	22,000	59
China Bills Finance Corp.A	56,000	22
China Steel Corp.	115,000	100
Chunghwa Telecom Co., Ltd.	34,000	109
CSBC Corp., TaiwanA	24,000	15
Fine Blanking & Tool Co., Ltd.A	5,000	7
Formosa Taffeta Co., Ltd.	35,000	44
Greatek Electronics, Inc.	15,000	13
HON HAI Precision Industry Co., Ltd.	8,000	20
KD Holding Corp.A	2,000	13
L&K Engineering Co., Ltd.A	10,000	10
Microlife Corp.A	10,000	28
Micro-Star International Co., Ltd.A	56,000	38
President Chain Store Corp.A	7,000	51
Promate Electronic Co., Ltd.	17,000	18
Shihlin Electric & Engineering Corp.A	11,000	14
Stark Technology Inc.A	28,000	29
Systex Corp.A	43,000	81
Taichung Commercial BankA	136,000	50
Taiwan Cooperative Financial Holding Co., Ltd.A	181,000	103
Taiwan Semiconductor Manufacturing Co., Ltd.A	7,000	17
Taiwan Sogo Shin Kong SECA	8,000	10
Test-Rite International Co.A	26,000	20
Trade-Van Information Services Co.	16,000	15
TTet Union Corp.A	6,000	14
Weikeng Industrial Co., Ltd.A	8,000	6

	Shares	Fair Value
		(000’s)
Wowprime Corp.A	6,000	$99
YC Co., Ltd.A	49,000	37
YungShin Global Holding Corp.	57,000	111

Total Taiwan		1,175

Thailand—0.27%
Common Stocks—(Cost $29)
Ratchaburi Electricity Generating Holding PCL	17,700	29

Turkey—0.27%
Common Stocks—(Cost $24)
Pegasus Hava Tasimaciligi A.S. A	1,508	29

SHORT-TERM INVESTMENTS—2.50% (Cost $272)
JPMorgan U.S. Government Money Market Fund, Capital Class	272,461	272

TOTAL INVESTMENTS —98.39% (Cost $10,380)		10,717
OTHER ASSETS, NET OF LIABILITIES—1.61%		175

TOTAL NET ASSETS—100.00%		$10,892

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	ADR—American Depositary Receipt.
C	GDR—Global Depositary Receipt.

Futures Contracts Open on October 31, 2013 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets Futures	Long	5	December, 2013	$256	$(3)

				$256	$(3)

AMERICAN BEACON FUNDS SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates market value.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at a fair value following procedures approved by the Board of Trustees (the “Board”).

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, established by the Fund’s Board.

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the Fund determines that developments between the close of a foreign market and the close of the Exchange will, in its judgment, materially affect the value of some or all of its portfolio securities, the Fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A Fund may also fair value securities in other situations, such as when a particular foreign market is closed, but the Fund is open. The Fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The Fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the Fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	—	Quoted prices in active markets for identical securities.

Level 2	—	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities include fixed-income securities that are valued using observable inputs as stated above.

Level 3	—	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value.

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

The Funds’ investments are summarized by level based on the inputs used to determine their values. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) also requires all transfers between any levels to be disclosed. The end of the period timing recognition has been adopted for the transfers between levels of each Fund’s assets and liabilities. As of October 31, 2013, there were no transfers between levels. As of October 31, 2013, the investments were classified as described below (in thousands):

	Level 1	Level 2	Level 3	Total
Earnest Partners Emerging Markets Equity Fund[1]
Common Stock	$3,934	$—	$—	$3,934
Preferred Stock	167	—	—	167
Short-Term Investments – Money Market Funds	329	—	—	329

Total Investments in Securities	$4,430	$—	$—	$4,430

Financial Derivative Instruments-Liabilities[2]
Equity Contracts	$(9)	$—	$—	$(9)

	Level 1	Level 2	Level 3	Total
Acadian Emerging Markets Managed Volatility Fund[1]
Common Stock	$10,135	$—	$—	$10,135
Preferred Stock	310	—	—	310
Short-Term Investments – Money Market Funds	272	—	—	272

Total Investments in Securities	$10,717	$—	$—	$10,717

Financial Derivative Instruments-Liabilities[2]
Equity Contracts	$(3)	$—	$—	$(3)

[1]	Refer to the schedules of investments for country information.
[2]	Financial derivative instruments include open futures contracts.

Securities and Other Investments

Restricted Securities

The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended March 31, 2013 are disclosed in the Notes to the Schedules of Investments.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

Other Investment Company Securities and Other Exchange Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, exchange-traded notes (“ETNs”), unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. Certain Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents 5% of the face value of the futures contract. The initial margin amount is reflected as a Deposit with broker for futures contracts on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecognized tax benefits in the accompanying financial statements.

Cost of Investments for Federal Income Tax Purposes

As of October 31, 2013, the Funds’ cost of investments for federal income tax purposes were as follows (in thousands):

	Cost of Investments for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
Earnest Partners Emerging Markets Equity Fund	$4,438	$114	$(122)	$(8)
Acadian Emerging Markets Managed Volatility Fund	10,380	404	(67)	337

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carry-forwards. Under the RIC MOD, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carry-forwards may be more likely to expire unused. Additionally, post-enactment capital loss carry-forwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Finally, the RIC MOD contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions. Except for the simplification provisions related to RIC qualification, the RIC MOD is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive office and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270:30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: December 24, 2013

By:	/s/ Melinda G. Heika
Melinda G. Heika
Chief Financial Officer and Treasurer

Date: December 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: December 24, 2013

By:	/s/ Melinda G. Heika
Melinda G. Heika
Chief Financial Officer and Treasurer

Date: December 24, 2013